Update as of March 30, 2022 (Details - Textuals) - Usiminas [member] R$ / shares in Units, shares in Millions, R$ in Millions, $ in Millions	Dec. 31, 2023 shares	Jul. 03, 2023 shares	Jul. 03, 2023	Jul. 03, 2023 BRL (R$)	Jul. 03, 2023 d	Jul. 03, 2023 USD ($)	Jul. 03, 2023 Directors	Jul. 03, 2023 Officers	Mar. 30, 2023 R$ / shares shares
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares subscribed to (in shares)	47.5
Major purchases of assets [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Majority percentage of control group shares			55.00%
Major purchases of assets [member] | T/T Group [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting capital increased in control group			9.80%
Major purchases of assets [member] | T/T Group [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of Board members can be appointed through the shareholders agreement | Officers								4
Major purchases of assets [member] | Tenaris [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of Board members can be appointed through the shareholders agreement							1	1
Major purchases of assets [member] | Ordinary shares [member] | T/T Group [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares to be purchased under agreement									68.7
Shares subscribed to, price per share (in BRL per share) | R$ / shares									R$ 10
Shares subscribed to, value				R$ 110		$ 22.7
Number of shares subscribed to (in shares)		11.0
Number of shares outstanding in control group									68.7
Thresold number of trading days immediately prior to date of exercising option | d					40
Major purchases of assets [member] | Ordinary shares [member] | NSSMC [member] | The new SHA [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of trading days to calculate moving average share price | d					40